EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 29, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ₪ / shares shares	Sep. 21, 2017 $ / shares shares	Dec. 31, 2016 ₪ / shares shares
Disclosure of classes of share capital [line items]
Shares issued in initial public offering					27,047,737	5,037,664	21,930,449
Shares issued price per share in public offering | ₪ / shares					₪ 0.01		₪ 0.01
Proceeds from initial public offering | $		$ 22,658
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares issued in initial public offering						4,400,000
Shares issued price per share in public offering | $ / shares						$ 5.00
Shares issued to underwriters option to purchase	637,664
Proceeds from initial public offering | $	$ 22,658